CONSOLIDATED STATEMENTS OF SHAREHOLDERS' DEFICIT - USD ($) shares in Millions, $ in Millions	Total		Common Stock	Additional Paid-in Capital	Retained Earnings	Treasury Stock	Accumulated Other Comprehensive Income (Loss)
Balance, shares at Jun. 29, 2016			55.4
Balance at Jun. 29, 2016	$ (225.5)		$ 17.6	$ 495.1	$ 2,545.8	$ (3,272.4)	$ (11.6)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	150.8		0.0	0.0	150.8	0.0	0.0
Other comprehensive income (loss)	(0.3)		0.0	0.0	0.0	0.0	(0.3)
Dividends	(69.5)		0.0	0.0	(69.5)	0.0	0.0
Stock-based compensation	14.5		0.0	14.5	0.0	0.0	0.0
Purchases of treasury stock	(370.9)		$ 0.0	(1.8)	0.0	(369.1)	0.0
Purchases of treasury stock, shares			(7.5)
Issuances of common stock	5.6		$ 0.0	(7.4)	0.0	13.0	0.0
Issuances of common stock, shares			0.5
Excess tax benefit from stock-based compensation	1.7		$ 0.0	1.7	0.0	0.0	0.0
Balance, shares at Jun. 28, 2017			48.4
Balance at Jun. 28, 2017	(493.6)		$ 17.6	502.1	2,627.1	(3,628.5)	(11.9)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	125.9		0.0	0.0	125.9	0.0	0.0
Other comprehensive income (loss)	0.2		0.0	0.0	0.0	0.0	0.2
Dividends	(70.0)		0.0	0.0	(70.0)	0.0	0.0
Stock-based compensation	14.2		0.0	14.2	0.0	0.0	0.0
Purchases of treasury stock	(303.2)		$ 0.0	(0.2)	0.0	(303.0)	0.0
Purchases of treasury stock, shares			(7.9)
Issuances of common stock	2.3		$ 0.0	(4.5)	0.0	6.8	0.0
Issuances of common stock, shares			0.3
Disposition of equity method investment	$ 5.9		$ 0.0	0.0	0.0	0.0	5.9
Balance, shares at Jun. 27, 2018	40.8		40.8
Balance at Jun. 27, 2018	$ (718.3)	[1],[2]	$ 17.6	511.6	2,683.0	(3,924.7)	(5.8)
Increase (Decrease) in Stockholders' Deficit [Roll Forward]
Net income	154.9		0.0	0.0	154.9	0.0	0.0
Other comprehensive income (loss)	0.2		0.0	0.0	0.0	0.0	0.2
Dividends	(59.3)		0.0	0.0	(59.3)	0.0	0.0
Stock-based compensation	16.4		0.0	16.4	0.0	0.0	0.0
Purchases of treasury stock	(167.7)		$ 0.0	(0.6)	0.0	(167.1)	0.0
Purchases of treasury stock, shares			(3.6)
Issuances of common stock	3.0		$ 0.0	(5.4)	0.0	8.4	0.0
Issuances of common stock, shares			0.3
Adoption of new accounting standards	$ (7.4)		$ 0.0	0.0	(7.4)	0.0	0.0
Balance, shares at Jun. 26, 2019	37.5		37.5
Balance at Jun. 26, 2019	$ (778.2)		$ 17.6	$ 522.0	$ 2,771.2	$ (4,083.4)	$ (5.6)

[1]
(2)
Gift card liability is adjusted for the ASC 606 adoption impact of the change to recognize gift card breakage proportionate to the pattern of related gift card redemption. Under Legacy GAAP, gift card breakage was recognized when the likelihood of redemption was deemed remote. The cumulative effect of applying ASC 606 accounting to gift card balances outstanding at June 28, 2018 resulted in an $8.2 million decrease in Gift card liability due to the change in timing of recognition between ASC 606 and Legacy GAAP, and a corresponding $2.0 million decrease in Deferred income taxes, net, and a $6.2 million decrease in Shareholders’ deficit.

[2]
(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.